CONVERTIBLE DEBENTURES (Details) (Convertible Debt [Member]) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended			12 Months Ended														1 Months Ended
	Oct. 02, 2011 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 ILS	Dec. 31, 2006 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 ILS	Aug. 31, 2011 USD ($)	Aug. 31, 2011 ILS	Aug. 01, 2011 USD ($)	Aug. 01, 2011 ILS	Dec. 31, 2009 USD ($)	Dec. 31, 2009 ILS	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	Dec. 31, 2006 USD ($)	Dec. 31, 2006 Interest Payment [Member]
Convertible debentures:
Principle of debt issued																		$ 14,780
Discount on debt				4.00%
Units issued				112,500
Par value of units issued				528
Spread over LIBOR																		(0.30%)
Date of first required payment				Dec. 31, 2009															Jun. 30, 2007
Conversion price of debt				20.3
Stock price triggering mandatory redemption				25.5
Earliest conversion date				Oct. 01, 2009
Financial expenses related to convertible debt					0	741	2,119
Principle amount repurchased									3,786	4,280	13,182		2,045	1,970	7,436	2,650	10,076
Fair value amount of debt instrument that was repurchased.	1,020							3,786						852		1,376
Repayments of convertible debentures		925	3,169
Unpaid principal balance		$ 5,567	19,013									$ 4,969	16,968
Percentage of notes repaid	100.00%